Discontinued Operations and Related Assets Held for Sale (Narratives) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 03, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses					$ 27,254	$ 15,900
Gain (Loss) on Disposition of Business						(200)
Fiber Materials Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Potential Earnings in Disposed Entity							$ 8,500
Discontinued Operations, Held-for-sale [Member] | Engineered Solutions [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment			$ 0	$ 5,300	5,300	120,000
Proceeds from divestiture of businesses					27,254	15,889
Gain (Loss) on Disposition of Business			$ 0	$ 0	$ 6,091	$ (198)
Discontinued Operations, Held-for-sale [Member] | Fiber Materials Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses		$ 15,900
Gain (Loss) on Disposition of Business		$ 200
Discontinued Operations, Held-for-sale [Member] | Advanced Energy Technologies
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses	$ 28,500